Reorganization, Share Split, Acquisition of the 17173 Business and Restructuring of 7Road (Acquisition and Restructuring of 7Road) (Details)		0 Months Ended
	Jun. 21, 2012 7Road Cayman [Member]	May 11, 2011 Shenzhen 7Road [Member]
Business Acquisition and Restructuring [Line Items]
Percentage of acquired equity interest		68.258%
Percentage of outstanding shares surrendered by Chief Executive Officer	5.10%
Noncontrolling interest percentage	28.074%
Group's interest in 7Road Cayman	71.926%